Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees - Parenthetical (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset	¥ 156,791	¥ 166,730
Operating lease liabilities	174,132	189,814
Accounting Standards Update 2016-02 [Member]
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset	20,664	23,157
Operating lease liabilities	¥ 20,664	¥ 23,157